JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 100.5%
Common Stocks — 72.3%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	21	794
Northrop Grumman Corp.	2	914
Raytheon Technologies Corp.	12	1,111
Textron, Inc.	4	230
		3,049
Air Freight & Logistics — 0.4%
FedEx Corp.	—	81
United Parcel Service, Inc., Class B	3	502
		583
Auto Components — 0.5%
Aptiv plc *	3	319
Lear Corp.	1	162
Magna International, Inc. (Canada)	3	187
		668
Automobiles — 0.2%
Rivian Automotive, Inc., Class A *	6	220
Banks — 2.7%
Bank of America Corp.	4	146
Fifth Third Bancorp	19	657
SVB Financial Group *	2	581
Truist Financial Corp.	13	644
Wells Fargo & Co. (a)	32	1,412
		3,440
Beverages — 1.6%
Coca-Cola Co. (The)	8	491
Constellation Brands, Inc., Class A	1	362
Monster Beverage Corp. *	6	623
PepsiCo, Inc.	3	539
		2,015
Biotechnology — 3.9%
AbbVie, Inc. (a)	10	1,390
Biogen, Inc. *	3	633
BioMarin Pharmaceutical, Inc. *	4	395
Neurocrine Biosciences, Inc. *	3	284
Regeneron Pharmaceuticals, Inc. *	1	660
Sarepta Therapeutics, Inc. *	5	431
Vertex Pharmaceuticals, Inc. * (a)	4	1,249
		5,042
Building Products — 0.8%
Trane Technologies plc	7	1,000
Capital Markets — 2.3%
Ameriprise Financial, Inc.	—	74

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	18	1,257
LPL Financial Holdings, Inc.	2	300
Raymond James Financial, Inc.	1	137
S&P Global, Inc.	3	1,116
		2,884
Chemicals — 1.2%
Air Products and Chemicals, Inc. (a)	1	166
DuPont de Nemours, Inc. (a)	5	342
Eastman Chemical Co. (a)	2	170
Linde plc (United Kingdom)	1	376
PPG Industries, Inc.	1	104
Sherwin-Williams Co. (The)	2	395
		1,553
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	6	780
Waste Connections, Inc.	3	467
		1,247
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	1	398
Vulcan Materials Co.	1	139
		537
Consumer Finance — 0.6%
American Express Co.	5	713
Electric Utilities — 1.4%
Exelon Corp. (a)	21	992
Xcel Energy, Inc.	11	764
		1,756
Electrical Equipment — 0.6%
Eaton Corp. plc	5	722
Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	9	326
Keysight Technologies, Inc. *	6	964
		1,290
Energy Equipment & Services — 0.5%
Baker Hughes Co.	25	629
Entertainment — 2.0%
Endeavor Group Holdings, Inc., Class A * (a)	50	1,129
Netflix, Inc. *	2	530
Take-Two Interactive Software, Inc. *	3	414
Warner Music Group Corp., Class A	18	528
		2,601

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Homes 4 Rent, Class A	6	239
Camden Property Trust	6	822
Equinix, Inc.	—	133
Host Hotels & Resorts, Inc.	3	55
Invitation Homes, Inc.	9	327
Kimco Realty Corp.	7	148
Prologis, Inc.	2	293
Sun Communities, Inc.	2	382
UDR, Inc.	5	247
Ventas, Inc.	11	607
WP Carey, Inc.	1	98
Cousins Properties, Inc.	3	77
		3,428
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	—	234
Food Products — 0.6%
Hershey Co. (The)	2	550
Mondelez International, Inc., Class A	3	194
		744
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. *	18	751
Intuitive Surgical, Inc. *	2	417
Zimmer Biomet Holdings, Inc.	1	106
		1,274
Health Care Providers & Services — 2.4%
Centene Corp. *	8	742
CVS Health Corp. (a)	9	923
Humana, Inc.	1	396
UnitedHealth Group, Inc. (a)	2	1,072
		3,133
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc. *	—	149
Chipotle Mexican Grill, Inc. *	1	848
Expedia Group, Inc. *	2	219
Marriott International, Inc., Class A	2	355
McDonald's Corp.	4	913
Yum! Brands, Inc. (a)	4	525
		3,009
Household Durables — 0.3%
Toll Brothers, Inc.	7	354
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	5	978

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Insurance — 1.2%
Aon plc, Class A	1	227
Marsh & McLennan Cos., Inc.	—	64
Progressive Corp. (The) (a)	12	1,313
		1,604
Interactive Media & Services — 0.4%
Meta Platforms, Inc., Class A *	3	520
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc. *	14	1,970
DoorDash, Inc., Class A *	1	49
		2,019
IT Services — 3.5%
Affirm Holdings, Inc. *	18	468
FleetCor Technologies, Inc. *	3	749
Mastercard, Inc., Class A (a)	9	2,991
WEX, Inc. *	1	211
		4,419
Life Sciences Tools & Services — 1.3%
Danaher Corp.	3	839
Thermo Fisher Scientific, Inc. (a)	1	768
		1,607
Machinery — 3.2%
Deere & Co. (a)	4	1,463
Dover Corp.	7	857
Ingersoll Rand, Inc.	14	688
Otis Worldwide Corp.	10	759
Parker-Hannifin Corp.	1	387
		4,154
Media — 1.1%
Charter Communications, Inc., Class A *	1	405
Comcast Corp., Class A	6	247
Liberty Media Corp.-Liberty SiriusXM, Class A *	19	751
		1,403
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	9	278
Multiline Retail — 0.4%
Dollar General Corp.	2	467
Multi-Utilities — 2.2%
Ameren Corp. (a)	13	1,221
Dominion Energy, Inc.	12	985
Sempra Energy	4	641
		2,847

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.6%
ConocoPhillips (a)	8	750
Coterra Energy, Inc.	14	437
Diamondback Energy, Inc. (a)	7	893
EOG Resources, Inc.	5	539
Exxon Mobil Corp.	2	200
Phillips 66	3	296
Pioneer Natural Resources Co. (a)	1	164
		3,279
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	—	127
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co. (a)	14	993
Eli Lilly & Co.	1	357
		1,350
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	5	477
Leidos Holdings, Inc. (a)	10	1,125
		1,602
Road & Rail — 2.7%
Canadian National Railway Co. (Canada)	2	253
CSX Corp.	9	286
Knight-Swift Transportation Holdings, Inc.	5	279
Norfolk Southern Corp. (a)	3	804
Old Dominion Freight Line, Inc.	2	672
Uber Technologies, Inc. * (a)	43	1,000
Union Pacific Corp.	—	53
XPO Logistics, Inc. *	2	111
		3,458
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc. * (a)	15	1,432
Analog Devices, Inc.	14	2,368
ASML Holding NV (Registered), NYRS (Netherlands)	1	814
Lam Research Corp. (a)	3	1,653
Microchip Technology, Inc.	4	276
NXP Semiconductors NV (China) (a)	14	2,583
ON Semiconductor Corp. *	6	378
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5	392
Teradyne, Inc.	15	1,504
		11,400
Software — 1.6%
Coupa Software, Inc. *	3	227
DocuSign, Inc. *	3	169
Intuit, Inc.	3	1,352

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
Microsoft Corp.	—	140
Workday, Inc., Class A *	1	137
		2,025
Specialty Retail — 2.2%
AutoZone, Inc. *	—	470
Best Buy Co., Inc.	5	347
Burlington Stores, Inc. *	3	415
Lowe's Cos., Inc. (a)	4	733
O'Reilly Automotive, Inc. * (a)	1	838
		2,803
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc., Class C	16	731
Hewlett Packard Enterprise Co.	22	314
Seagate Technology Holdings plc	19	1,458
		2,503
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. *	8	1,211
Total Common Stocks (Cost $79,558)		92,179
Short-Term Investments — 28.2%
Investment Companies — 28.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (b) (c)(Cost $35,882)	35,881	35,884
Total Long Positions (Cost $115,440)		128,063
Short Positions — (68.0)%
Common Stocks — (68.0)%
Aerospace & Defense — (1.3)%
General Dynamics Corp.	(1)	(260)
Hexcel Corp.	(3)	(169)
Huntington Ingalls Industries, Inc.	(4)	(811)
Lockheed Martin Corp.	(1)	(486)
		(1,726)
Air Freight & Logistics — (0.7)%
CH Robinson Worldwide, Inc.	(7)	(769)
Expeditors International of Washington, Inc.	(1)	(144)
		(913)
Auto Components — (0.9)%
Autoliv, Inc. (Sweden)	(6)	(511)
BorgWarner, Inc.	(16)	(600)
		(1,111)
Automobiles — (0.1)%
Harley-Davidson, Inc.	(2)	(84)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Banks — (2.9)%
First Republic Bank	(5)	(747)
Huntington Bancshares, Inc.	(65)	(868)
KeyCorp	(48)	(873)
PNC Financial Services Group, Inc. (The)	(4)	(611)
Regions Financial Corp.	(28)	(595)
		(3,694)
Beverages — (0.1)%
Brown-Forman Corp., Class B	(2)	(137)
Biotechnology — (2.3)%
Amgen, Inc.	(2)	(475)
Gilead Sciences, Inc.	(15)	(895)
Moderna, Inc. *	(10)	(1,576)
		(2,946)
Building Products — (1.7)%
Allegion plc	(6)	(645)
Johnson Controls International plc	(26)	(1,409)
Masco Corp.	(3)	(137)
		(2,191)
Capital Markets — (1.8)%
BlackRock, Inc.	(1)	(474)
Franklin Resources, Inc.	(19)	(536)
Goldman Sachs Group, Inc. (The)	(1)	(383)
Moody's Corp.	(1)	(380)
Northern Trust Corp.	(6)	(564)
		(2,337)
Chemicals — (0.4)%
Dow, Inc.	(6)	(346)
Ecolab, Inc.	(1)	(146)
		(492)
Commercial Services & Supplies — (0.2)%
Waste Management, Inc.	(1)	(224)
Communications Equipment — (1.3)%
Cisco Systems, Inc.	(36)	(1,627)
Consumer Finance — (1.1)%
Capital One Financial Corp.	(10)	(1,130)
Synchrony Financial	(7)	(216)
		(1,346)
Containers & Packaging — (0.9)%
AptarGroup, Inc.	(3)	(362)
Ball Corp.	(1)	(54)
International Paper Co.	(11)	(481)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	(1)	(97)
Silgan Holdings, Inc.	(3)	(143)
		(1,137)
Diversified Financial Services — (0.1)%
Voya Financial, Inc.	(2)	(130)
Diversified Telecommunication Services — (1.1)%
AT&T, Inc.	(27)	(513)
Lumen Technologies, Inc.	(72)	(779)
Verizon Communications, Inc.	(4)	(165)
		(1,457)
Electric Utilities — (2.8)%
American Electric Power Co., Inc.	(10)	(948)
Duke Energy Corp.	(6)	(690)
Eversource Energy	(5)	(420)
FirstEnergy Corp.	(10)	(413)
Pinnacle West Capital Corp.	(7)	(503)
PPL Corp.	(13)	(371)
Southern Co. (The)	(2)	(200)
		(3,545)
Electrical Equipment — (1.4)%
Acuity Brands, Inc.	(3)	(506)
Emerson Electric Co.	(5)	(463)
Hubbell, Inc.	(4)	(759)
Sensata Technologies Holding plc	(2)	(91)
		(1,819)
Energy Equipment & Services — (0.6)%
Halliburton Co.	(5)	(165)
Schlumberger NV	(17)	(618)
		(783)
Entertainment — (0.7)%
AMC Entertainment Holdings, Inc., Class A *	(22)	(323)
ROBLOX Corp., Class A *	(12)	(518)
Warner Bros Discovery, Inc. *	—	—
		(841)
Equity Real Estate Investment Trusts (REITs) — (2.9)%
AvalonBay Communities, Inc.	—	(95)
Digital Realty Trust, Inc.	(4)	(470)
Duke Realty Corp.	(2)	(158)
Equity Residential	(1)	(94)
Iron Mountain, Inc.	(19)	(899)
National Retail Properties, Inc.	(11)	(508)
Orion Office REIT, Inc.	—	—
Realty Income Corp.	(1)	(61)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Simon Property Group, Inc.	(9)	(944)
SL Green Realty Corp.	(7)	(370)
Vornado Realty Trust	(5)	(157)
		(3,756)
Food & Staples Retailing — (4.1)%
Kroger Co. (The)	(54)	(2,500)
Sysco Corp.	(4)	(371)
Walgreens Boots Alliance, Inc.	(26)	(1,018)
Walmart, Inc.	(10)	(1,385)
		(5,274)
Food Products — (1.4)%
Campbell Soup Co.	(9)	(448)
Conagra Brands, Inc.	(5)	(159)
General Mills, Inc.	(6)	(425)
Kellogg Co.	(8)	(631)
Kraft Heinz Co. (The)	(3)	(117)
		(1,780)
Gas Utilities — (0.4)%
National Fuel Gas Co.	(6)	(452)
Health Care Equipment & Supplies — (0.7)%
Stryker Corp.	(4)	(894)
Health Care Providers & Services — (0.9)%
Henry Schein, Inc. *	(5)	(379)
Quest Diagnostics, Inc.	(5)	(642)
Universal Health Services, Inc., Class B	(1)	(182)
		(1,203)
Household Durables — (0.5)%
Mohawk Industries, Inc. *	(3)	(360)
NVR, Inc. *	—	(172)
PulteGroup, Inc.	(3)	(143)
		(675)
Household Products — (1.1)%
Church & Dwight Co., Inc.	(4)	(340)
Clorox Co. (The)	(7)	(1,029)
		(1,369)
Industrial Conglomerates — (2.8)%
3M Co.	(10)	(1,396)
General Electric Co.	(28)	(2,117)
		(3,513)
Insurance — (1.1)%
Chubb Ltd.	(4)	(698)
Hartford Financial Services Group, Inc. (The)	(3)	(195)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Principal Financial Group, Inc.	(1)	(67)
Ryan Specialty Holdings, Inc., Class A *	(5)	(213)
W R Berkley Corp.	(2)	(140)
Willis Towers Watson plc	—	(93)
		(1,406)
Internet & Direct Marketing Retail — (0.6)%
eBay, Inc.	(15)	(746)
IT Services — (2.6)%
Cognizant Technology Solutions Corp., Class A	(6)	(446)
DXC Technology Co. *	(4)	(117)
Global Payments, Inc.	(3)	(405)
Jack Henry & Associates, Inc.	(1)	(227)
Paychex, Inc.	(5)	(588)
Shopify, Inc. (Canada), Class A *	(11)	(368)
Western Union Co. (The)	(67)	(1,138)
		(3,289)
Life Sciences Tools & Services — (0.9)%
Agilent Technologies, Inc.	(4)	(492)
Waters Corp. *	(2)	(641)
		(1,133)
Machinery — (2.6)%
Caterpillar, Inc.	(2)	(425)
Donaldson Co., Inc.	(15)	(807)
IDEX Corp.	(3)	(637)
Illinois Tool Works, Inc.	(3)	(710)
PACCAR, Inc.	(3)	(262)
Stanley Black & Decker, Inc.	(5)	(465)
		(3,306)
Media — (3.7)%
Interpublic Group of Cos., Inc. (The)	(27)	(814)
Omnicom Group, Inc.	(29)	(2,022)
Paramount Global, Class B	(57)	(1,340)
Sirius XM Holdings, Inc.	(83)	(555)
		(4,731)
Multiline Retail — (0.1)%
Macy's, Inc.	(6)	(110)
Multi-Utilities — (1.0)%
Consolidated Edison, Inc.	(7)	(716)
WEC Energy Group, Inc.	(6)	(579)
		(1,295)
Oil, Gas & Consumable Fuels — (1.7)%
Devon Energy Corp.	(3)	(187)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)	(19)	(825)
Hess Corp.	(8)	(937)
Marathon Oil Corp.	(11)	(267)
		(2,216)
Pharmaceuticals — (2.2)%
Johnson & Johnson	(3)	(552)
Merck & Co., Inc.	(9)	(851)
Pfizer, Inc.	(14)	(705)
Zoetis, Inc.	(4)	(655)
		(2,763)
Professional Services — (0.9)%
Equifax, Inc.	—	(49)
TransUnion	(7)	(568)
Verisk Analytics, Inc.	(3)	(533)
		(1,150)
Road & Rail — (1.1)%
Canadian Pacific Railway Ltd. (Canada)	(2)	(175)
Heartland Express, Inc.	(19)	(295)
JB Hunt Transport Services, Inc.	(2)	(310)
Werner Enterprises, Inc.	(13)	(572)
		(1,352)
Semiconductors & Semiconductor Equipment — (6.2)%
Broadcom, Inc.	(2)	(932)
Intel Corp.	(65)	(2,368)
Micron Technology, Inc.	(20)	(1,218)
QUALCOMM, Inc.	(10)	(1,402)
Texas Instruments, Inc.	(9)	(1,664)
Universal Display Corp.	(2)	(290)
		(7,874)
Software — (1.5)%
Ceridian HCM Holding, Inc. *	(16)	(885)
Oracle Corp.	(1)	(91)
Palantir Technologies, Inc., Class A *	(13)	(135)
Paycom Software, Inc. *	(3)	(820)
		(1,931)
Specialty Retail — (0.4)%
CarMax, Inc. *	(3)	(311)
Williams-Sonoma, Inc.	(1)	(179)
		(490)
Technology Hardware, Storage & Peripherals — (3.6)%
Apple, Inc.	(16)	(2,657)
HP, Inc.	(38)	(1,259)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
NetApp, Inc.	(9)	(635)
Xerox Holdings Corp.	(5)	(78)
		(4,629)
Textiles, Apparel & Luxury Goods — (0.2)%
VF Corp.	(5)	(241)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(10)	(526)
Total Common Stocks (Proceeds $(91,706))		(86,644)
Total Short Positions (Proceeds $(91,706))		(86,644)
Total Investments — 32.5% (Cost $23,734)		41,419
Other Assets Less Liabilities — 67.5%		86,040
Net Assets — 100.0%		127,459

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $16,403.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(23)	09/16/2022	USD	(4,751)	(231)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$128,063	$—	$—	$128,063
Total Liabilities for Securities Sold Short (a)	$(86,644)	$—	$—	$(86,644)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(231)	$—	$—	$(231)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$9,752	$139,000	$112,858	$(9)	$(1)	$35,884	35,881	$135	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.